Equity (Summary of Classes of Share Capital - Preferred Shares Terms and Conditions) (Parenthetical) (Details)		12 Months Ended
	Oct. 16, 2024 shares	Oct. 31, 2024 shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Apr. 18, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares | shares		1,750,000,000	1,791,000,000	1,791,000,000
Preferred shares redemption period per cycle after the optional date		5 years
Preferred shares period per cycle when floating preferred shares are eligible for conversion into fixed preferred shares		5 years
Floating Rate Preferred Shares [Member] | Ninety Day Government Of Canada Treasury Bill Yield [Member]
Disclosure of classes of share capital [line items]
Dividend rate for quarterly period		90 days
Rate reset preferred shares series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	20,000,000
Annual yield	4.97%	4.97%
Rate Reset Preferred Shares Series 26 [Member]
Disclosure of classes of share capital [line items]
Note issued price per share | $ / shares			$ 1,000
Rate Reset Preferred Shares Series 29 [Member]
Disclosure of classes of share capital [line items]
Note issued price per share | $ / shares			$ 1,000
Rate Reset Preferred Shares Series 30 [Member]
Disclosure of classes of share capital [line items]
Note issued price per share | $ / shares				$ 1,000
Rate reset preferred shares series 18 [member]
Disclosure of classes of share capital [line items]
Number of shares | shares					14,000,000
Annual yield		5.747%	5.747%	5.747%
Rate Reset Preferred Shares [Member] | Floating Rate Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period		5 years
Issued capital [member] | Rate Reset Preferred Shares [Member] | Floating Rate Preferred Shares [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period			5 years	5 years
Issued capital [member] | Limited Recourse Capital Notes Series One [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset			5 years	5 years
Issued capital [member] | Limited Recourse Capital Notes Series Two [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset			5 years	5 years
Issued capital [member] | NVCC Series Three [Member] | Five Year US Treasury Yield [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset		5 years	5 years	5 years